UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 - June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

ITEM 1 – Proxy Voting Record

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.
(Registrant)

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 27, 2007